Related parties - Compensation awarded to key management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Salaries and short-term employee benefits	$ 2,575	$ 2,042
Bonuses accrued or paid	1,667	879
Director fees and services	592	446
Stock-based compensation	4,717	4,971
Key management personnel compensation	$ 9,551	$ 8,338